Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2015	27,752,315	$0.51	8.02	$1,963,523
Exercisable January 1, 2015	26,156,553	$0.50	7.95	$1,962,239
Canceled	-
Granted	6,456,890
Exercised	(41,851)
Forfeited	-
Outstanding December 31, 2015	34,167,354	$0.47	6.57	$974,066
Exercisable December 31, 2015	34,167,354	$0.47	6.57	$974,066
Canceled	-
Granted	6,073,247
Exercised	-	-
Forfeited	(3,501,965)
Outstanding September 30, 2016	36,738,636	$0.41	6.19	$89,682
Exercisable September 30, 2016	36,663,636	$0.41	6.20	$89,307

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2014	15,290,486	$0.07	3.89	$305,810
Exercisable January 1, 2014	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821
Exercised	(4,506)
Forfeited	-
Outstanding December 31, 2014	27,752,315	$0.51	8.02	$1,963,523
Exercisable December 31, 2014	26,156,553	$0.50	7.95	$1,962,239
Canceled	-
Granted	6,456,890
Exercised	(41,851)
Forfeited	-
Outstanding December 31, 2015	34,167,354	$0.47	6.57	$974,066
Exercisable December 31, 2015	34,167,354	$0.47	6.57	$974,066

Schedule of Non-vested Shares Granted Under Stock Option Plan

A summary of the Company’s non-vested options for the nine-months ended September 30, 2016 and year ended December 31, 2015, are presented below:

Non-vested at January 1, 2015	1,595,762
Granted	6,456,890
Vested	(8,010,801)
Exercised	(41,851)
Forfeited	-
Non-vested at December 31, 2015	-
Granted	6,073,247
Vested	(5,998,247)
Exercised	-
Forfeited	-
Non-vested at September 30, 2016	75,000

A summary of the Company’s non-vested options for the year ended December 31, 2015 and year ended December 31, 2014, are presented below:

Non-vested at January 1, 2014	-
Granted	27,756,821
Vested	(26,156,553)
Exercised	(4,506)
Forfeited	-
Non-vested at December 31, 2014	1,595,762
Granted	6,456,890
Vested	(8,010,801)
Exercised	(41,851)
Forfeited	-
Non-vested at December 31, 2015	-

Schedule of Fair Value Assumptions

The range of fair value assumptions related to options outstanding were as follows:

	September 30, 2016	December 31, 2015
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.12% - 1.47%
Expected volatility	112% - 225%	112% - 170%
Expected term	1.1- 5.5 years	1.1- 5.5 years

The range of fair value assumptions related to options outstanding as of December 31, 2015 and 2014, were as follows:

	December 31, 2015	December 31, 2014
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.12% - 1.47%
Expected volatility	112% - 170%	112% - 170%
Expected term	1.1 - 5.5 years	1.1 - 5.5 years